ASSETS HELD FOR SALE AND ACTIVELY MARKETED PROPERTY - Narrative (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Real Estate [Line Items]
Liabilities held for sale	$ 0	$ 0
Actively marketed property	45,391,000	45,778,000
Gain (loss) on asset sales	400,000
Assets held for sale	2,491,000	$ 1,419,000
Sale of assets-held-for-sale	568,000
Hawaii Land
Real Estate [Line Items]
Gain (loss) on asset sales	7,000,000.0
Building Located In Europe | Diversified Fresh Produce - EMEA | Disposal Group, Held-for-sale, Not Discontinued Operations
Real Estate [Line Items]
Net book value of disposal group assets	$ 1,600,000